Taxation - Reconciliation of accounting and taxable income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting and taxable income
Profit before income tax from continuing operations	€ 615	€ 444	€ 206
Tax at 25%	154	111	52
Permanent differences	17	67	(66)
Effect of different tax rates	(30)	(49)	52
Effect of the change in the tax rate in Germany	(51)
Tax credits (deductions)	(21)	(22)	(2)
Prior year income tax expense	(11)	16	2
Other income tax expenses/(income)	57	108	5
Income tax expense	€ 115	€ 231	€ 43	[1]
Spain
Reconciliation of accounting and taxable income
Tax rate (as a percent)	25.00%

[1]	(See Note 2.d)